Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Favorable lease terms	$ (18,716)	$ (23,287)	$ (37,869)
Acceleration of favorable lease terms		(22,063)	(3,205)
Total	$ (18,716)	$ (45,350)	$ (41,074)